Supplemental Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Trade Receivables
Billed trade receivables	$ 98.9	$ 82.5
Unbilled trade receivables - Note 1	0.9	1.1
Trade receivables, gross	99.8	83.6
Allowance for doubtful receivables	(0.9)	(0.6)
Trade receivables, net	98.9	83.0
Inventories
Finished products	75.9	53.8
Work in process	57.5	49.6
Raw materials	58.1	50.9
Operating supplies and repairs and maintenance parts	14.2	13.2
Total	205.7	167.5
Prepaid Expense and Other Current Assets
Current derivative assets - Notes 12 and 13	0	22.1
Current deferred tax assets	63.0	46.8
Current portion of option premiums paid - Notes 12 and 13	0.4	5.6
Short-term restricted cash	7.8	0.9
Prepaid taxes	3.8	1.3
Prepaid expenses	3.9	3.4
Total	78.9	80.1
Property, Plant and Equipment
Land and land improvements	22.6	23.3
Buildings and leasehold improvements	45.9	43.5
Machinery and equipment	356.7	338.0
Construction in progress	24.1	7.7
Active property, plant and equipment, gross	449.3	412.5
Accumulated depreciation	(86.9)	(63.9)
Active property, plant and equipment, net	362.4	348.6
Idled equipment	5.4	5.5
Property, plant, and equipment, net	367.8	354.1
Other Assets
Derivative assets - Notes 12 and 13	46.2	50.8
Option premiums paid - Notes 12 and 13	0.1	0.6
Restricted cash	10.4	16.3
Long-term income tax receivable	2.8	2.9
Deferred financing costs	7.8	7.7
Available for sale securities	4.9	4.6
Other	0.1	0.1
Total	72.3	83.0
Other Accrued Liabilities
Current derivative liabilities - Notes 12 and 13	14.8	8.9
Current portion of option premiums received - Notes 12 and 13	0.1	7.0
Current portion of income tax liabilities	0	1.1
Accrued income taxes and taxes payable	2.6	1.8
Accrued annual VEBA contribution	0	2.1
Accrued freight	2.4	1.9
Short-term environmental accrual - Note 11	1.2	1.1
Accrued interest	2.3	2.1
Short-term deferred revenue - Note 1	13.5	10.8
Other	4.1	5.2
Total	41.0	42.0
Other Liabilities, Noncurrent [Abstract]
Derivative liabilities - Notes 12 and 13	55.5	62.2
Option premiums received - Notes 12 and 13	0.1	0.3
Income tax liabilities	13.4	12.9
Workers' compensation accruals	20.8	15.9
Long-term environmental accrual - Note 11	20.8	19.1
Long-term asset retirement obligations	3.8	3.8
Long-term deferred revenue - Note 1	3.3	13.2
Deferred compensation liability	5.1	4.9
Other long-term liabilities	3.2	2.4
Total	$ 126.0	$ 134.7